Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision For Income Taxes

		Years ended
		December 31,
(In millions)	2011	2010	2009
Current	$40.5	$115.7	$123.6
Deferred	14.3	(23.5)	(18.7)
Total income tax provision	$54.8	$92.2	$104.9

Reconciliation Between Taxes Calculated Federal Corporate Tax On Income Before Income Taxes And Recorded Income Tax Provision

		Years ended
		December 31,
(In millions)	2011	2010	2009
Tax at federal corporate rate of 35%	$67.0	$97.3	$108.6
(Decrease) increase in rate resulting from:
Tax exempt interest	(0.1)	(0.2)	(0.3)
Dividends received deduction	(3.1)	(3.1)	(3.2)
State income taxes, net of federal benefit	(0.1)	(0.1)	1.0
Federal tax credits	(8.6)	(3.3)	(3.1)
Other	(0.3)	1.6	1.9
Total income tax provision	$54.8)	$92.2	$104.9

Net Deferred Tax Asset (Liability)

	Years ended
	December 31,
(In millions)	2011	2010	2009
Policyholder liabilities	$9.3	$11.9	$9.3
Compensation and benefit plans	42.4	43.8	40.4
Loss carryforwards	56.2	50.9	54.4
Investments	41.4	43.3	24.6
Other	1.9	3.7	4.5
Total deferred tax assets	151.2	153.6	133.2
Less: valuation allowances	(4.2)	(0.8)	(1.9)
Net deferred tax assets	147.0	152.8	131.3
Net unrealized capital gains	173.9	121.1	71.4
Capitalized software	10.2	14.8	18.0
Deferred policy acquisition costs	61.6	56.7	54.5
Intangible assets	3.2	5.2	5.4
Other	1.1	3.9	4.2
Total deferred tax liabilities	250.0	201.7	153.5
Net deferred tax liability	$(103.0)	$(48.9)	$(22.2)